Other intangible assets (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 30,849		₨ 27,246
Ending balance	36,951	$ 443	30,849
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	663		212
Add: Additions during the year	206		435
Less: Capitalizations during the year	(192)		0
Effect of changes in exchange rates	6		16
Ending balance	₨ 683		₨ 663